Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Revenue	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 2,148,612	$ 2,188,047	$ 2,352,521
Income from operations	233,815	234,033	229,113	217,596	233,705	220,410	227,324	239,173	914,557	920,612	(3,028,521)
Net income (loss)	(88,956)	(29,416)	(22,800)	(33,642)	663,803	196,605	117,412	16,292	(174,814)	994,112	(3,919,453)
Net income (loss) attributable to Intelsat S.A.	(89,951)	(30,412)	(23,795)	(34,570)	662,820	195,622	116,429	15,326	(178,728)	990,197	(3,923,387)
Net income (loss) attributable to common shareholders	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	$ 662,820	$ 195,622	$ 116,429	$ 15,326	$ (178,728)	$ 990,197	$ (3,933,306)
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ 5.62	$ 1.66	$ 1.02	$ 0.14	$ (1.50)	$ 8.65	$ (36.68)
Diluted	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ 5.56	$ 1.65	$ 0.98	$ 0.13	$ (1.50)	$ 8.36	$ (36.68)